Commitment and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Coastal Pride Company, Inc [Member]
Commitment and Contingencies

Note 4. Commitment and Contingencies

Office lease

The Company leases office space from Janet S. Lubkin for $1,255 per month and from 307, LLC for $580 for seven months and then $750 for five months, both related parties through common family beneficial ownership. The lease with Janet S. Lubkin expires on December 31, 2024. The lease with 307, LLC expires on December 31, 2023and may be renewal for five years with an increased rent clause.

Rental expenses amounted to approximately $18,045 and 16,855 for the nine months ended September 30, 2019 and 2018, respectively.

Legal Contingencies

There are no pending legal proceedings to which the Company is a party for which management believes the ultimate outcome would have a material adverse effect on the Company’s financial position.

Note 5.	Commitment and Contingencies

Commitment

The Company leases its office space from a related party for $1,255 per month. The lease expires on December 31, 2024. The Company leases its additional office space from an entity controlled by officers and stockholders of the Company for $580 for the first seven months of the year and then $750 for the remaining months. The lease expires on December 31, 2023 and has a one-time renewal option for five years with an increased rent clause.

At December 31, 2018, future minimum lease payments under operating lease agreements are as follows:

2019	24,060
2020	24,060
2021	24,060
2022	24,060
2023	24,060
$120,300

Rent expenses amounted to approximately $22,870 for the year ended December 31, 2018.

Legal Contingencies

There are no pending significant legal proceedings to which the Company is a party for which management believes the ultimate outcome would have a material adverse effect on the Company’s financial position.